Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of The Fair Values of Assets Acquired and Liabilities
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the ATG acquisition:

Fair Value
Cash and cash equivalents	$310,540
Prepaid expenses and other current assets	6,229
Property and equipment	63,395
Operating lease right-of-use assets	41,915
Other assets	18,351
Acquisition related intangible assets	545,500
Goodwill	1,060,159
Accounts payable	(1,860)
Related party payable	(46,970)
Accrued expenses and other current liabilities	(37,796)
Operating lease liabilities	(40,413)
Deferred tax liability	(3,342)

Total	$1,915,708

Summary of Business Acquisitions	The OURS acquisition date fair value of the consideration transferred for OURS was approximately $40,821, which consisted of the following

Fair Value
Cash	$16,107
Stock Consideration	24,105
Assumed liabilities related to third-party expenses	609

Total	$40,821

Summary of Pro Forma Information Adjustments
The following supplemental pro forma information combines the historical results of Aurora and ATG as if the ATG acquisition had occurred on January 1, 2020, the beginning of the earliest period presented and includes pro forma adjustments related to depreciation and amortization of acquired property, plant and equipment, share-based compensation expense, and severance expense.

	Twelve months ended December 31,
	2021	2020
Revenue	$82,538	$—
Net loss	(626,964)	(1,033,727)

Ours Technology [Member]
Business Acquisition [Line Items]
Summary of The Fair Values of Assets Acquired and Liabilities
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the OURS acquisition:

Fair Value
Cash and cash equivalents	$153
Prepaid expenses and other current assets	23
Property and equipment	218
Other assets	9
Acquisition related intangible assets	19,000
Goodwill	23,477
Accounts payable	(46)
Deferred tax liability	(2,013)

Total	$40,821